Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,123	$ 274
Restricted cash	7,318	9,781
Accounts receivable, net	2,541	2,280
Prepaid and other current assets	659	178
Total current assets	11,641	12,513
Non-current assets:
Property and equipment, net	1,200	6
Intangible assets, net	512	522
Other non-current assets, net	1,296	2,629
Operating lease right-of-use asset	2,722	4,896
Total non-current assets	5,730	8,053
Total assets	17,371	20,566
Current liabilities:
Short-term borrowings	2,700	3,939
Accounts payable	749	1,386
Accrued and other liabilities	1,029	1,468
Income taxes payable, current	12	510
Operating lease liability, current	2,357	2,486
Total current liabilities	6,847	9,789
Non-current liabilities:
Operating lease liability, non-current	3,787	4,349
Total non-current liabilities	3,787	4,349
Total liabilities	10,634	14,138
Commitments and contingencies
EQUITY
Preferred shares ($0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2022 and 2023)
Additional paid-in capital	517,031	517,031
Accumulated deficit	(510,325)	(510,634)
Accumulated other comprehensive income	(128)	(128)
Total equity	6,737	6,428
Total liabilities and equity	17,371	20,566
Class A Ordinary shares
EQUITY
Ordinary shares, value	146	146
Class C Ordinary shares
EQUITY
Ordinary shares, value	$ 13	$ 13